Equity - Balance and Changes in Cumulative Translation Adjustments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of changes in equity [abstract]
Beginning Balance	R$ 65,857	R$ 53,061	R$ 7,519
Translation of foreign subsidiaries, net of IRPJ and CSLL			45,542
Currency translation of foreign subsidiaries	46,330	52,531
Effect of foreign currency exchange rate variation on financial instruments	(14,788)	(60,204)
IRPJ and CSLL on exchange variation	5,028	20,469
Ending Balance	R$ 102,427	R$ 65,857	R$ 53,061